Dividend income_Details of dividend income (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)	Dec. 31, 2016 KRW (₩)
Disclosure Of Revenue From Dividends [Abstract]
Dividend from financial assets at FVTPL (IFRS 9)	₩ 67,892
Dividend from financial assets at FVTPL (IAS 39)			₩ 446	₩ 996
Dividend from financial assets FVTOCI	22,660
Dividend from AFS financial assets			124,546	183,514
Total	₩ 90,552	$ 81,366	₩ 124,992	₩ 184,510